7. Stockholders Equity (Details Narrative) - USD ($)	3 Months Ended	6 Months Ended		12 Months Ended
	May. 31, 2015	May. 31, 2015	May. 31, 2014	Nov. 30, 2014	Nov. 30, 2013
Proceeds from sale of stock		$ 150,000		$ 250,000	$ 0
Stock based compensation		616,315	$ 1,002,082	$ 1,627,078	0
Stock based compensation gross		769,787
Stock based compensation accrued	$ 153,564	$ 153,564			$ 4,529
Chief Financial Officer [Member]
Stock issued for services, shares		500,000
TJBB Lease Agreement
Stock issued for services, shares		25,000
Stock issued for services, value		$ 24,750
Ireland
Stock issued for services, shares	1,000,000
Stock based compensation	$ 212,499	424,999
Murray
Stock based compensation		311,454
Plumb
Stock based compensation		$ 33,333
Chief Executive Officer [Member]
Stock issued for services, shares		1,000,000
Mablewood Investments | January 21, 2015
Stock issued for SPA		184,856
Mablewood Investments | March 12, 2015
Stock issued for SPA		187,794
Proceeds from sale of stock		$ 100,000
Mablewood Investments | April 16, 2015
Stock issued for SPA		116,550
Proceeds from sale of stock		$ 50,000